Summary of Significant Accounting Policies - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Total financial assets	$ 199,047	$ 15,752
Active Markets for Identical Assets (Level 1)
Assets
Total financial assets	199,047	15,752
Certificates of Deposit
Assets
Total financial assets	199,047	15,752
Certificates of Deposit | Active Markets for Identical Assets (Level 1)
Assets
Total financial assets	$ 199,047	$ 15,752